Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Not later than 93 days	Total attributable to the controlling shareholder	Total attributable to the controlling shareholder Not later than 93 days	Issued capital [member]	Issued capital [member] Not later than 93 days	Expenses on issuance of shares	Legal reserve	Unrealized Profits Reserve	Capital transactions	Capital transactions Not later than 93 days	Equity valuation adjustment	Accumulated translation adjustment	Accumulated translation adjustment Not later than 93 days	Retained earnings	Retained earnings Not later than 93 days	Non-controlling interests	Non-controlling interests Not later than 93 days
Equity	R$ 337,918		R$ 325,994		R$ 261,920		R$ 0	R$ 13,936	R$ 162,212	R$ (116,486)		R$ 984	R$ 3,428		R$ 0		R$ 11,924
Increase (decrease) through transactions with owners, equity	(1,349)		(1,349)							(1,349)
Increase decrease through transfer by onerous transfer	(1,734)		(1,734)						3,531				(5,265)
Participation of non-controllers	43,428		0														43,428
Exchange variation on Capital Transaction	0		0							7,617			(7,617)
Comprehensive loss	(80,695)		(80,695)									(984)	(79,711)
Profit (loss)	187,875		161,493												161,493		26,382
Legal Reserve	0		0					8,075							(8,075)
Minimum dividends	(38,355)		(38,355)												(38,355)
Increase (Decrease) through Unrealized Profit Reserve, Equity	0		0						115,063						(115,063)
Equity	447,088		365,354		261,920		0	22,011	280,806	(110,218)		0	(89,165)		0		81,734
Participation of non-controllers	122,351		0	R$ 0													122,351	R$ 13,231
Comprehensive loss	(102,420)	R$ (5,769)	(102,420)	(5,769)									(102,420)	R$ (5,769)
Profit (loss)	17,176	21,173	(62,477)	13,288											(62,477)	R$ 13,288	79,653	R$ 7,885
Issuance of new shares		263,004		263,004		R$ 263,004
Exchange Variation on Capital Transaction	0	0	0	R$ 0						13,115	R$ (2,413)		(13,115)	R$ 2,413
Distribution of profit from previous year		R$ 13,231
Initial transactions with shareholders	(21,116)		0		316,105		0	(22,011)	(280,806)	0		0	0		(13,288)		(21,116)
PIPE	595,746		595,746		595,746
HPX trust account balance at CSTT	48,083		48,083		48,083
Equity HPX	(41,750)		(41,750)		(41,750)
Share issue related cost	(119,822)		119,822				119,822
Realization of costs in the issuance of shares	119,822		119,822				119,822
Equity	1,356,797		1,073,059		1,443,108		0	0	0	(99,516)		0	(208,056)		(62,477)		283,738
Participation of non-controllers	3,874		0														3,874
Comprehensive loss	397,067		397,067										397,067
Profit (loss)	58,759		(20,556)												(20,556)		79,315
Exchange Variation on Capital Transaction	0		0							(4,425)			4,425
Equity	R$ 1,816,497		R$ 1,449,570		R$ 1,443,108		R$ 0	R$ 0	R$ 0	R$ (103,941)		R$ 0	R$ 193,436		R$ (83,033)		R$ 366,927